Stockholders' Equity - Additional Information (Details 1)								1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended		28 Months Ended
	Oct. 22, 2018 USD ($) $ / shares shares	Apr. 19, 2018 shares	Feb. 06, 2018 USD ($) $ / shares shares	Jan. 17, 2018 shares	Jul. 18, 2017 USD ($) $ / shares shares	Sep. 13, 2016 USD ($)	Sep. 13, 2016 USD ($)	Oct. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	Jul. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 16, 2018 shares	Jun. 30, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized | shares				50,000,000										50,000,000		50,000,000	50,000,000	50,000,000	200,000,000
Common stock, shares issued | shares														17,645,720		8,645,720	2,265,320	8,645,720
Common stock, shares outstanding | shares														17,645,720		8,645,720	2,265,320	8,645,720
Preferred stock, shares authorized | shares														10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, shares issued | shares														0		0	0	0
Preferred stock, shares outstanding | shares														0		0	0	0
Proceeds from issuance of common stock, net of issuance costs | $														$ 4,782,509	$ 192,320	$ 597,743	$ 3,808,836
Net proceeds from sale of common stock and warrants | $														0	$ 10,728,131	$ 13,530,401	8,754,882
Stock split																On January 17, 2018, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to effect a reverse stock split of the issued and outstanding shares of common stock, at a ratio of one share for twenty-five shares, and to reduce the authorized shares of common stock from 200,000,000 to 50,000,000 shares. All share amounts and per share prices in this Annual Report have been adjusted to reflect the reverse stock split.
Reverse stock split conversion ratio				0.04
Share-based compensation, tax benefit from compensation expense | $														$ 0		$ 0
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, total | $																$ 500,000		$ 500,000
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, period for recognition																7 years 7 months 6 days
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value | $																$ 93,092,100,000	208,684,300,000
Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, period for recognition																11 months 1 day
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, total | $																$ 900,000,000		$ 900,000,000
Two Thousand Fifteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares														54,200		54,200		54,200
Share-based compensation arrangement by share-based payment award, description														the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.		the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares														84,412		50,863		50,863
Share-based compensation arrangement by share-based payment award, common stock percentage														4.00%		4.00%
February Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares			2,841,152
Shares issued, price per share | $ / shares			$ 3.25
Gross proceeds from sale of common stock and warrants | $			$ 12,000,000
Net proceeds from sale of common stock and warrants | $			$ 10,700,000
Sale of stock, description of transaction														Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.		Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right | shares			0.5
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 3.25
Warrants exercisable period			5 years
February Two Thousand Eighteen Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 4.0625
Warrants exercisable period			5 years
July Two Thousand Seventeen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares					18,164,195
Shares issued, price per share | $ / shares					$ 0.40
Gross proceeds from sale of common stock and warrants | $					$ 1,000,000
Net proceeds from sale of common stock and warrants | $					$ 8,800,000
Sale of stock, description of transaction																Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.
Class of warrant or right, number of securities called by each warrant or right | shares					0.04
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 10.625
Warrants exercisable period					5 years
July Two Thousand Seventeen Public Offering [Member] | Bridge Financing Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repayment of principal amount of outstanding debt | $					$ 100,000					$ 100,000
Repayments of accrued interest on outstanding debt | $					$ 643,800,000
July Two Thousand Seventeen Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 12.50
Warrants exercisable period					5 years
At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $							$ 115					$ 192,320				$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues | shares																318,236	227,216	690,247
At The Market Offering [Member] | Cowen And Company Limited Liability Company [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate gross proceeds from issuance of common stock | $																$ 9,400,000		$ 9,400,000
Stock issued during period, value, new issues | $						$ 11,500,000	$ 11,500,000
Maximum commission percentage on gross proceeds							3.00%
Aggregate net proceeds from issuance of common stock | $																8,800,000		$ 8,800,000
Proceeds from issuance of common stock, net of issuance costs | $																600,000
Gross proceeds from sale of common stock | $																600,000
At The Market Offering [Member] | Cowen And Company Limited Liability Company [Member] | Sales Agreement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate gross proceeds from issuance of common stock | $						$ 25,000,000	$ 2,500,000,000,000
Public Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $											$ 4,782,509	6,731	$ 10,721,400			$ 13,530,401	$ 8,823,242
Stock issued during period, shares, new issues | shares																5,912,307	1,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $																$ 3,182	$ 2,272
Stock issued during period, shares, new issues | shares																318,236	227,216	690,247
Common Stock [Member] | Premerger Dispute Settlement [Member] | Advandx [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $									$ 11,000,000,000
Stock issued during period, shares, new issues | shares									15,843
Common Stock [Member] | Vendor Consulting Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $								$ 2,324,500,000
Stock issued during period, shares, new issues | shares								2,898
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $																$ 3,182	$ 2,272
Stock issued during period, shares, new issues | shares	2,220,000															318,236	227,216	690,247
Proceeds from issuance of common stock, net of issuance costs | $	$ 2,800,000
Gross proceeds from sale of common stock | $	$ 3,200,000
Shares issued, price per share | $ / shares	$ 1.45
Common Stock [Member] | February Two Thousand Eighteen Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares			184,615
Common Stock [Member] | July Two Thousand Seventeen Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares					50,000
Common Stock [Member] | At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $							115					$ 1,040				$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues | shares												104,043				318,236	227,216	690,247
Common Stock [Member] | At The Market Offering [Member] | Cowen And Company Limited Liability Company [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares																318,236		690,247
Common Stock [Member] | Public Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $											$ 90,000	$ 6,731	$ 30,192			$ 3,182	$ 2,272
Stock issued during period, shares, new issues | shares											9,000,000	673,077	3,019,230			318,236	227,216	690,247
Pre Funded Warrant [Member] | February Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.01
Warrants exercised | shares		851,155														851,155
Pre Funded Warrant [Member] | July Two Thousand Seventeen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, number of securities called by each warrant or right | shares					0.04
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 0.25
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares			851,155
Shares issued, price per share | $ / shares			$ 3.24
Prefunded Units [Member] | July Two Thousand Seventeen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues | shares					6,835,805
Shares issued, price per share | $ / shares					$ 0.39
Additional Paid In Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $																$ 594,561	$ 3,806,564
Additional Paid In Capital [Member] | At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $							$ 115					$ 191,280				$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues | shares																318,236	227,216	690,247
Additional Paid In Capital [Member] | Public Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues | $											$ 4,692,509		$ 10,691,208			$ 594,561	$ 3,806,564
Stock issued during period, shares, new issues | shares																5,912,307	1,000,000
Warrant [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares										$ 17.25
Class of warrant or right, number of securities called by warrants or rights | shares										6,350
Stock Purchase Warrants [Member] | Bridge Financing Notes [Member] | Note Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares																				$ 19.50
Class of warrant or right, number of securities called by warrants or rights | shares																				5,634